Mining hardware prepayments (Tables)	6 Months Ended
Dec. 31, 2022
Mining hardware prepayments [Abstract]
Mining Hardware Prepayments
	31 Dec 2022	30 June 2022
	$'000	$'000

Non-current assets
Mining hardware prepayments	74,320	158,184
Mining hardware prepayments impairment	(15,342)	-

	58,978	158,184